Quarterly Holdings Report
for
Fidelity® SAI International Index Fund
January 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV7-NPRT1-0423
1.9867767.107
Common Stocks - 98.3%
	Shares	Value ($)
Australia - 7.9%
Ampol Ltd.	48,775	1,057,729
ANZ Group Holdings Ltd.	614,597	10,937,620
APA Group unit	242,534	1,815,103
Aristocrat Leisure Ltd.	123,208	2,974,642
ASX Ltd.	39,808	1,948,010
Aurizon Holdings Ltd.	376,486	984,045
BHP Group Ltd.	1,042,045	36,494,662
BlueScope Steel Ltd.	96,784	1,319,794
Brambles Ltd.	286,475	2,436,058
Cochlear Ltd.	13,529	2,043,918
Coles Group Ltd.	276,328	3,475,554
Commonwealth Bank of Australia	349,976	27,319,869
Computershare Ltd.	112,125	1,888,394
CSL Ltd.	99,093	20,923,544
Dexus unit	220,115	1,276,241
Endeavour Group Ltd.	293,471	1,378,011
Fortescue Metals Group Ltd.	348,014	5,497,076
Goodman Group unit	350,053	4,993,011
IDP Education Ltd.	42,615	948,331
IGO Ltd.	140,593	1,461,504
Insurance Australia Group Ltd.	508,149	1,764,687
Lendlease Group unit	140,174	855,946
Macquarie Group Ltd.	75,452	10,065,981
Medibank Private Ltd.	566,726	1,180,651
Mineral Resources Ltd.	35,248	2,231,555
Mirvac Group unit	810,207	1,308,979
National Australia Bank Ltd.	651,196	14,693,678
Newcrest Mining Ltd.	184,501	2,931,557
Northern Star Resources Ltd.	240,602	2,143,891
Orica Ltd.	92,053	965,963
Origin Energy Ltd.	356,134	1,890,919
Pilbara Minerals Ltd. (a)	524,077	1,782,868
Qantas Airways Ltd. (a)	188,326	850,072
QBE Insurance Group Ltd.	306,103	2,986,622
Ramsay Health Care Ltd.	37,824	1,787,326
REA Group Ltd.	10,779	966,572
Reece Ltd.	48,384	556,121
Rio Tinto Ltd.	76,250	6,842,472
Santos Ltd.	658,098	3,359,510
Scentre Group unit	1,071,440	2,324,820
SEEK Ltd.	68,181	1,180,824
Sonic Healthcare Ltd.	94,047	2,106,424
South32 Ltd.	956,612	3,069,703
Stockland Corp. Ltd. unit	491,476	1,373,317
Suncorp Group Ltd.	260,523	2,315,879
Telstra Group Ltd.	830,599	2,400,585
The GPT Group unit	393,218	1,274,632
The Lottery Corp. Ltd. (a)	455,109	1,517,859
Transurban Group unit	631,341	6,189,759
Treasury Wine Estates Ltd.	148,072	1,525,258
Vicinity Centres unit	798,885	1,168,802
Washington H. Soul Pattinson & Co. Ltd.	44,409	904,475
Wesfarmers Ltd.	233,190	8,221,515
Westpac Banking Corp.	719,750	12,110,432
WiseTech Global Ltd.	30,114	1,305,731
Woodside Energy Group Ltd.	390,487	10,111,226
Woolworths Group Ltd.	251,263	6,421,647
TOTAL AUSTRALIA		255,861,374
Austria - 0.2%
Erste Group Bank AG	71,123	2,686,918
OMV AG	30,325	1,511,575
Verbund AG	14,066	1,193,529
Voestalpine AG (b)	23,575	779,139
TOTAL AUSTRIA		6,171,161
Bailiwick of Jersey - 0.7%
Experian PLC	189,234	6,920,194
Glencore PLC	2,009,580	13,457,932
WPP PLC	224,858	2,627,182
TOTAL BAILIWICK OF JERSEY		23,005,308
Belgium - 0.8%
Ageas	33,247	1,617,827
Anheuser-Busch InBev SA NV	178,592	10,780,127
D'ieteren Group	5,121	973,720
ELIA GROUP SA/NV	6,784	949,929
Groupe Bruxelles Lambert SA	20,316	1,732,026
KBC Group NV	51,706	3,814,558
Sofina SA	3,117	737,369
Solvay SA Class A	15,216	1,764,212
UCB SA	26,028	2,132,978
Umicore SA	43,022	1,619,692
Warehouses de Pauw	33,025	1,043,345
TOTAL BELGIUM		27,165,783
Bermuda - 0.1%
CK Infrastructure Holdings Ltd.	135,000	751,080
Hongkong Land Holdings Ltd.	229,820	1,123,538
Jardine Matheson Holdings Ltd.	32,861	1,746,746
TOTAL BERMUDA		3,621,364
Cayman Islands - 0.6%
Budweiser Brewing Co. APAC Ltd. (c)	353,900	1,116,668
CK Asset Holdings Ltd.	412,925	2,640,040
CK Hutchison Holdings Ltd.	553,500	3,522,447
ESR Group Ltd. (c)	409,200	819,254
Futu Holdings Ltd. ADR (a)(b)	12,194	618,967
Grab Holdings Ltd. (a)(b)	266,318	1,009,345
Sands China Ltd. (a)	501,200	1,879,543
Sea Ltd. ADR (a)	74,678	4,812,997
SITC International Holdings Co. Ltd.	287,000	626,980
WH Group Ltd. (c)	1,701,000	1,047,586
Wharf Real Estate Investment Co. Ltd.	344,000	1,969,285
Xinyi Glass Holdings Ltd.	389,000	828,231
TOTAL CAYMAN ISLANDS		20,891,343
Denmark - 2.8%
A.P. Moller - Maersk A/S:
Series A	622	1,318,956
Series B	1,057	2,299,285
Carlsberg A/S Series B	20,131	2,857,831
Chr. Hansen Holding A/S	21,799	1,604,334
Coloplast A/S Series B	24,571	2,966,567
Danske Bank A/S	142,769	2,964,835
Demant A/S (a)	19,720	555,775
DSV A/S	38,317	6,305,251
Genmab A/S (a)	13,502	5,291,390
Novo Nordisk A/S Series B	340,511	47,123,275
Novozymes A/S Series B	42,291	2,193,444
ORSTED A/S (c)	39,136	3,485,141
Pandora A/S	18,688	1,545,795
Rockwool International A/S Series B	1,904	542,593
Tryg A/S	74,767	1,710,003
Vestas Wind Systems A/S	207,361	6,067,713
TOTAL DENMARK		88,832,188
Finland - 1.2%
Elisa Corp. (A Shares)	29,270	1,666,778
Fortum Corp.	91,905	1,380,319
Kesko Oyj	56,225	1,306,241
Kone OYJ (B Shares)	70,343	3,826,729
Neste OYJ	87,517	4,170,166
Nokia Corp.	1,111,434	5,257,898
Nordea Bank ABP	691,134	8,048,338
Orion Oyj (B Shares)	21,921	1,172,267
Sampo Oyj (A Shares)	98,422	5,154,165
Stora Enso Oyj (R Shares)	113,464	1,615,300
UPM-Kymmene Corp.	109,456	3,956,587
Wartsila Corp.	95,611	906,387
TOTAL FINLAND		38,461,175
France - 11.1%
Accor SA (a)	34,975	1,135,218
Aeroports de Paris SA (a)	6,070	938,708
Air Liquide SA	107,656	17,141,647
Alstom SA	65,908	1,959,786
Amundi SA (c)	12,311	803,034
Arkema SA	12,108	1,221,020
AXA SA	384,275	11,989,005
bioMerieux SA	8,501	862,820
BNP Paribas SA	228,418	15,688,175
Bollore SA	181,604	1,012,820
Bouygues SA	47,275	1,557,425
Bureau Veritas SA	60,328	1,720,966
Capgemini SA	33,609	6,353,962
Carrefour SA	122,630	2,332,541
Compagnie de St. Gobain	101,369	5,821,739
Compagnie Generale des Etablissements Michelin SCA Series B	140,205	4,433,257
Covivio	10,135	693,600
Credit Agricole SA	250,712	3,018,884
Danone SA	131,953	7,236,208
Dassault Aviation SA	5,124	872,906
Dassault Systemes SA	137,423	5,110,884
Edenred SA	51,605	2,804,558
Eiffage SA	17,217	1,833,563
Electricite de France SA	124,758	1,636,384
Engie SA	375,212	5,327,962
EssilorLuxottica SA	59,726	10,901,935
Eurazeo SA	8,703	607,899
Gecina SA	9,411	1,111,105
Getlink SE	90,596	1,529,572
Hermes International SCA	6,513	12,139,702
Ipsen SA	7,725	809,590
Kering SA	15,390	9,602,696
Klepierre SA	44,265	1,119,334
L'Oreal SA	49,655	20,503,128
La Francaise des Jeux SAEM (c)	21,199	904,575
Legrand SA	55,062	4,909,553
LVMH Moet Hennessy Louis Vuitton SE	56,945	49,711,587
Orange SA	412,291	4,363,175
Pernod Ricard SA	42,410	8,755,535
Publicis Groupe SA	47,133	3,317,319
Remy Cointreau SA	4,738	889,048
Renault SA (a)	39,611	1,603,670
Safran SA	70,284	10,106,521
Sanofi SA	234,693	22,982,189
Sartorius Stedim Biotech	5,710	1,979,612
Schneider Electric SA	111,501	18,087,201
SEB SA	5,329	555,300
Societe Generale Series A	166,904	4,968,162
Sodexo SA	18,212	1,802,121
Teleperformance	12,228	3,389,886
Thales SA	22,017	2,905,804
TotalEnergies SE	511,844	31,642,603
Ubisoft Entertainment SA (a)	20,146	417,154
Valeo SA	41,962	911,695
Veolia Environnement SA	137,527	4,082,141
VINCI SA	110,626	12,499,585
Vivendi SA	147,817	1,584,173
Wendel SA	5,697	600,769
Worldline SA (a)(c)	49,362	2,239,352
TOTAL FRANCE		357,040,763
Germany - 7.8%
adidas AG	35,547	5,723,644
Allianz SE	84,022	20,090,825
BASF AG	188,814	10,825,736
Bayer AG	202,082	12,578,581
Bayerische Motoren Werke AG (BMW)	68,232	6,950,432
Bechtle AG	16,589	695,600
Beiersdorf AG	20,803	2,529,180
Brenntag SE	31,896	2,380,974
Carl Zeiss Meditec AG	8,242	1,182,310
Commerzbank AG (a)	220,009	2,503,048
Continental AG	22,647	1,590,164
Covestro AG (c)	39,794	1,832,296
Daimler Truck Holding AG (a)	93,857	3,139,667
Delivery Hero AG (a)(c)	35,016	2,102,095
Deutsche Bank AG	424,878	5,638,950
Deutsche Borse AG	39,081	6,993,244
Deutsche Lufthansa AG (a)	122,767	1,296,090
Deutsche Post AG	203,768	8,773,574
Deutsche Telekom AG	666,657	14,852,314
E.ON SE	460,662	5,001,076
Evonik Industries AG	42,619	943,345
Fresenius Medical Care AG & Co. KGaA	42,391	1,591,980
Fresenius SE & Co. KGaA	87,331	2,518,809
GEA Group AG	31,169	1,401,160
Hannover Reuck SE	12,381	2,506,253
HeidelbergCement AG	29,837	2,047,338
HelloFresh AG (a)	33,806	815,164
Henkel AG & Co. KGaA	21,468	1,434,454
Infineon Technologies AG	268,488	9,668,373
Knorr-Bremse AG	14,805	973,104
LEG Immobilien AG	15,228	1,185,016
Mercedes-Benz Group AG (Germany)	164,973	12,275,975
Merck KGaA	26,546	5,540,902
MTU Aero Engines AG	10,976	2,730,169
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	28,816	10,369,341
Nemetschek SE	11,663	619,644
Puma AG	21,695	1,470,805
Rational AG	1,047	685,224
Rheinmetall AG	8,996	2,092,920
RWE AG	132,062	5,857,705
SAP SE	214,730	25,454,099
Scout24 AG (c)	16,158	937,682
Siemens AG	157,311	24,572,808
Siemens Energy AG (b)	89,843	1,867,504
Siemens Healthineers AG (c)	58,365	3,130,036
Symrise AG	27,416	2,914,585
Telefonica Deutschland Holding AG	222,791	654,928
United Internet AG	20,758	480,453
Volkswagen AG	6,019	1,053,566
Vonovia SE	147,997	4,180,604
Zalando SE (a)(c)	46,119	2,135,389
TOTAL GERMANY		250,789,135
Hong Kong - 2.3%
AIA Group Ltd.	2,470,800	27,938,937
BOC Hong Kong (Holdings) Ltd.	764,500	2,671,842
CLP Holdings Ltd.	337,500	2,507,602
Galaxy Entertainment Group Ltd.	450,000	3,132,585
Hang Lung Properties Ltd.	433,000	816,441
Hang Seng Bank Ltd.	157,700	2,626,213
Henderson Land Development Co. Ltd.	295,021	1,089,807
Hong Kong & China Gas Co. Ltd.	2,343,074	2,352,494
Hong Kong Exchanges and Clearing Ltd.	249,160	11,206,616
Link (REIT)	435,214	3,483,613
MTR Corp. Ltd.	318,435	1,704,109
New World Development Co. Ltd.	322,845	964,953
Power Assets Holdings Ltd.	285,500	1,615,407
Sino Land Ltd.	724,180	941,056
Sun Hung Kai Properties Ltd.	299,000	4,240,308
Swire Pacific Ltd. (A Shares)	106,500	975,954
Swire Properties Ltd.	250,400	703,764
Techtronic Industries Co. Ltd.	284,500	3,667,712
TOTAL HONG KONG		72,639,413
Ireland - 0.8%
AIB Group PLC	218,584	912,513
Bank of Ireland Group PLC	221,378	2,355,207
CRH PLC	154,876	7,236,200
DCC PLC (United Kingdom)	20,213	1,147,797
Flutter Entertainment PLC (Ireland) (a)	34,318	5,309,044
James Hardie Industries PLC CDI	91,834	2,060,621
Kerry Group PLC Class A	32,887	3,072,622
Kingspan Group PLC (Ireland)	31,847	2,035,801
Smurfit Kappa Group PLC	51,023	2,131,699
TOTAL IRELAND		26,261,504
Isle of Man - 0.1%
Entain PLC	121,242	2,235,788
Israel - 0.7%
Azrieli Group	9,082	581,496
Bank Hapoalim BM (Reg.)	261,274	2,338,988
Bank Leumi le-Israel BM	317,977	2,794,096
Bezeq The Israel Telecommunication Corp. Ltd.	419,588	693,509
Check Point Software Technologies Ltd. (a)	20,691	2,631,895
CyberArk Software Ltd. (a)	8,292	1,168,177
Elbit Systems Ltd. (Israel)	5,441	910,025
Icl Group Ltd.	145,545	1,146,937
Israel Discount Bank Ltd. (Class A)	252,822	1,284,747
Mizrahi Tefahot Bank Ltd.	31,427	1,032,498
NICE Ltd. (a)	13,088	2,695,977
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	229,278	2,416,590
Tower Semiconductor Ltd. (a)	22,377	940,033
Wix.com Ltd. (a)	11,708	1,018,362
ZIM Integrated Shipping Services Ltd. (b)	17,977	340,664
TOTAL ISRAEL		21,993,994
Italy - 1.8%
Amplifon SpA	25,338	696,093
Assicurazioni Generali SpA	228,168	4,440,146
DiaSorin SpA	5,078	658,325
Enel SpA	1,671,182	9,840,120
Eni SpA	513,774	7,906,075
FinecoBank SpA	126,005	2,253,425
Infrastrutture Wireless Italiane SpA (c)	68,293	745,788
Intesa Sanpaolo SpA	3,431,941	9,023,499
Mediobanca SpA	124,769	1,336,894
Moncler SpA	42,342	2,633,036
Nexi SpA (a)(c)	121,134	1,061,428
Poste Italiane SpA (c)	107,300	1,141,549
Prysmian SpA	52,584	2,138,034
Recordati SpA	21,365	932,098
Snam SpA	415,900	2,118,399
Telecom Italia SpA (a)	2,132,325	613,915
Terna - Rete Elettrica Nazionale	289,999	2,286,356
UniCredit SpA	394,907	7,712,981
TOTAL ITALY		57,538,161
Japan - 21.3%
Advantest Corp.	39,100	2,802,726
AEON Co. Ltd.	135,000	2,767,727
AGC, Inc.	39,730	1,463,884
Aisin Seiki Co. Ltd.	30,190	880,809
Ajinomoto Co., Inc.	94,300	3,108,939
Ana Holdings, Inc. (a)	34,200	756,940
Asahi Group Holdings	94,000	3,104,093
ASAHI INTECC Co. Ltd.	43,900	770,190
Asahi Kasei Corp.	257,500	1,951,241
Astellas Pharma, Inc.	378,800	5,575,987
Azbil Corp.	23,200	654,205
Bandai Namco Holdings, Inc.	41,200	2,755,200
Bridgestone Corp.	118,200	4,412,783
Brother Industries Ltd.	48,100	747,103
Canon, Inc.	206,500	4,582,721
Capcom Co. Ltd.	35,500	1,150,336
Central Japan Railway Co.	29,700	3,622,650
Chiba Bank Ltd.	108,000	817,172
Chubu Electric Power Co., Inc.	132,460	1,426,736
Chugai Pharmaceutical Co. Ltd.	138,600	3,593,217
Concordia Financial Group Ltd.	222,600	978,186
CyberAgent, Inc.	87,400	817,361
Dai Nippon Printing Co. Ltd.	45,220	1,067,628
Dai-ichi Mutual Life Insurance Co.	202,600	4,753,560
Daifuku Co. Ltd.	20,600	1,134,313
Daiichi Sankyo Kabushiki Kaisha	360,500	11,322,200
Daikin Industries Ltd.	51,200	8,893,169
Daito Trust Construction Co. Ltd.	12,700	1,254,996
Daiwa House Industry Co. Ltd.	123,400	2,963,454
Daiwa House REIT Investment Corp.	452	983,432
Daiwa Securities Group, Inc.	271,600	1,281,707
DENSO Corp.	89,000	4,806,507
Dentsu Group, Inc.	44,200	1,423,633
Disco Corp.	5,900	1,772,553
East Japan Railway Co.	62,400	3,479,315
Eisai Co. Ltd.	52,100	3,223,426
ENEOS Holdings, Inc.	631,500	2,260,894
FANUC Corp.	39,400	6,961,574
Fast Retailing Co. Ltd.	12,000	7,288,313
Fuji Electric Co. Ltd.	25,800	1,044,332
FUJIFILM Holdings Corp.	74,300	3,932,044
Fujitsu Ltd.	40,600	5,780,605
GLP J-REIT	875	990,116
GMO Payment Gateway, Inc.	8,600	795,775
Hakuhodo DY Holdings, Inc.	50,000	540,367
Hamamatsu Photonics K.K.	28,700	1,533,450
Hankyu Hanshin Holdings, Inc.	46,600	1,385,066
Hikari Tsushin, Inc.	4,300	613,775
Hirose Electric Co. Ltd.	6,030	785,011
Hitachi Construction Machinery Co. Ltd.	23,000	542,417
Hitachi Ltd.	199,000	10,436,052
Honda Motor Co. Ltd.	335,100	8,289,205
Hoshizaki Corp.	22,200	798,007
Hoya Corp.	74,200	8,159,918
Hulic Co. Ltd.	75,900	623,882
Ibiden Co. Ltd.	23,000	897,665
Idemitsu Kosan Co. Ltd.	42,723	1,068,108
Iida Group Holdings Co. Ltd.	30,900	515,117
INPEX Corp.	214,100	2,352,669
Isuzu Motors Ltd.	119,500	1,511,119
ITO EN Ltd.	11,500	410,317
Itochu Corp.	244,300	7,896,225
ITOCHU Techno-Solutions Corp.	20,500	507,529
Japan Airlines Co. Ltd. (a)	30,900	655,314
Japan Exchange Group, Inc.	102,000	1,561,067
Japan Post Bank Co. Ltd.	83,900	745,442
Japan Post Holdings Co. Ltd.	492,200	4,321,251
Japan Post Insurance Co. Ltd.	40,600	724,303
Japan Real Estate Investment Corp.	256	1,097,598
Japan Retail Fund Investment Corp.	1,436	1,110,149
Japan Tobacco, Inc.	246,900	5,034,765
JFE Holdings, Inc.	101,700	1,340,980
JSR Corp.	36,200	814,506
Kajima Corp.	86,400	1,061,103
Kakaku.com, Inc.	28,500	475,155
Kansai Electric Power Co., Inc.	144,600	1,390,632
Kao Corp.	98,000	3,961,340
KDDI Corp.	331,700	10,363,454
Keio Corp.	22,000	807,499
Keisei Electric Railway Co.	26,500	772,978
Keyence Corp.	40,000	18,414,758
Kikkoman Corp.	29,800	1,576,185
Kintetsu Group Holdings Co. Ltd.	35,000	1,139,775
Kirin Holdings Co. Ltd.	169,300	2,608,867
Kobayashi Pharmaceutical Co. Ltd.	10,860	779,662
Kobe Bussan Co. Ltd.	30,800	889,250
Koei Tecmo Holdings Co. Ltd.	25,160	457,564
Koito Manufacturing Co. Ltd.	42,600	718,585
Komatsu Ltd.	191,200	4,698,637
Konami Group Corp.	19,000	934,296
Kose Corp.	6,800	750,264
Kubota Corp.	210,700	3,166,463
Kurita Water Industries Ltd.	21,300	963,149
Kyocera Corp.	66,300	3,440,400
Kyowa Hakko Kirin Co., Ltd.	54,900	1,224,323
Lasertec Corp.	15,600	2,953,437
LIXIL Group Corp.	58,600	1,011,658
M3, Inc.	91,000	2,488,206
Makita Corp.	45,920	1,223,164
Marubeni Corp.	319,600	3,921,040
Mazda Motor Corp.	116,000	923,358
McDonald's Holdings Co. (Japan) Ltd.	18,500	730,887
Meiji Holdings Co. Ltd.	22,700	1,170,700
Minebea Mitsumi, Inc.	74,210	1,293,681
Misumi Group, Inc.	58,350	1,468,522
Mitsubishi Chemical Holdings Corp.	260,200	1,460,099
Mitsubishi Corp.	259,500	8,689,605
Mitsubishi Electric Corp.	399,200	4,399,485
Mitsubishi Estate Co. Ltd.	243,800	3,133,591
Mitsubishi Heavy Industries Ltd.	66,200	2,595,701
Mitsubishi UFJ Financial Group, Inc.	2,458,800	18,010,419
Mitsubishi UFJ Lease & Finance Co. Ltd.	132,100	674,258
Mitsui & Co. Ltd.	294,500	8,688,558
Mitsui Chemicals, Inc.	37,500	882,695
Mitsui Fudosan Co. Ltd.	187,100	3,506,939
Mitsui OSK Lines Ltd. (b)	70,700	1,754,684
Mizuho Financial Group, Inc.	495,920	7,746,500
MonotaRO Co. Ltd.	51,200	775,596
MS&AD Insurance Group Holdings, Inc.	91,800	2,944,367
Murata Manufacturing Co. Ltd.	118,600	6,776,863
NEC Corp.	50,400	1,820,833
Nexon Co. Ltd.	98,110	2,365,683
NGK Insulators Ltd.	50,900	704,522
Nidec Corp.	92,400	5,120,702
Nihon M&A Center Holdings, Inc.	61,700	630,784
Nintendo Co. Ltd.	227,000	9,842,222
Nippon Building Fund, Inc.	316	1,381,035
Nippon Express Holdings, Inc.	15,800	916,917
Nippon Paint Holdings Co. Ltd.	171,200	1,562,967
Nippon Prologis REIT, Inc.	438	993,884
Nippon Sanso Holdings Corp.	37,100	605,134
Nippon Shinyaku Co. Ltd.	10,500	540,395
Nippon Steel & Sumitomo Metal Corp.	165,800	3,451,084
Nippon Telegraph & Telephone Corp.	245,900	7,373,440
Nippon Yusen KK	99,900	2,376,508
Nissan Chemical Corp.	25,900	1,222,730
Nissan Motor Co. Ltd.	474,400	1,704,491
Nisshin Seifun Group, Inc.	42,300	529,828
Nissin Food Holdings Co. Ltd.	12,800	1,000,674
Nitori Holdings Co. Ltd.	16,500	2,183,870
Nitto Denko Corp.	29,100	1,880,950
Nomura Holdings, Inc.	599,600	2,392,903
Nomura Real Estate Holdings, Inc.	25,400	559,827
Nomura Real Estate Master Fund, Inc.	873	1,020,943
Nomura Research Institute Ltd.	81,920	1,966,702
NTT Data Corp.	129,700	2,011,826
Obayashi Corp.	131,700	1,021,561
OBIC Co. Ltd.	14,300	2,292,671
Odakyu Electric Railway Co. Ltd.	60,200	791,472
Oji Holdings Corp.	165,800	685,210
Olympus Corp.	250,700	4,713,067
OMRON Corp.	38,100	2,204,488
Ono Pharmaceutical Co. Ltd.	74,300	1,612,213
Open House Group Co. Ltd.	15,900	601,502
Oracle Corp. Japan	8,200	561,756
Oriental Land Co. Ltd.	41,100	6,848,081
ORIX Corp.	246,500	4,334,207
Osaka Gas Co. Ltd.	76,730	1,238,183
Otsuka Corp.	23,300	766,560
Otsuka Holdings Co. Ltd.	80,000	2,566,434
Pan Pacific International Holdings Ltd.	78,500	1,451,711
Panasonic Holdings Corp.	456,600	4,234,221
Persol Holdings Co. Ltd.	36,100	791,511
Rakuten Group, Inc.	178,100	908,034
Recruit Holdings Co. Ltd.	296,400	9,532,302
Renesas Electronics Corp. (a)	241,500	2,484,093
Resona Holdings, Inc.	445,620	2,465,939
Ricoh Co. Ltd.	116,900	907,450
ROHM Co. Ltd.	17,900	1,434,355
SBI Holdings, Inc. Japan	50,200	1,064,205
SCSK Corp.	33,500	545,629
Secom Co. Ltd.	43,300	2,579,633
Seiko Epson Corp.	57,000	883,956
Sekisui Chemical Co. Ltd.	74,800	1,047,820
Sekisui House Ltd.	126,900	2,398,316
Seven & i Holdings Co. Ltd.	155,000	7,318,002
SG Holdings Co. Ltd.	58,900	908,905
Sharp Corp.	48,700	404,798
Shimadzu Corp.	48,600	1,493,530
SHIMANO, Inc.	15,000	2,675,032
SHIMIZU Corp.	118,100	662,033
Shin-Etsu Chemical Co. Ltd.	77,100	11,366,324
Shionogi & Co. Ltd.	54,400	2,592,406
Shiseido Co. Ltd.	82,600	4,293,220
Shizuoka Financial Group	91,000	770,919
SMC Corp.	11,800	5,993,350
SoftBank Corp.	591,200	6,764,571
SoftBank Group Corp.	248,000	11,740,836
Sompo Holdings, Inc.	64,600	2,780,958
Sony Group Corp.	259,400	23,177,802
Square Enix Holdings Co. Ltd.	17,500	827,597
Subaru Corp.	126,800	2,083,532
Sumco Corp.	71,400	1,057,917
Sumitomo Chemical Co. Ltd.	305,300	1,171,934
Sumitomo Corp.	232,900	4,180,538
Sumitomo Electric Industries Ltd.	146,800	1,763,974
Sumitomo Metal Mining Co. Ltd.	51,030	2,071,984
Sumitomo Mitsui Financial Group, Inc.	268,500	11,669,304
Sumitomo Mitsui Trust Holdings, Inc.	69,600	2,535,433
Sumitomo Realty & Development Co. Ltd.	63,500	1,547,948
Suntory Beverage & Food Ltd.	28,500	962,381
Suzuki Motor Corp.	76,000	2,849,407
Sysmex Corp.	34,600	2,296,924
T&D Holdings, Inc.	109,100	1,746,283
Taisei Corp.	36,900	1,273,861
Takeda Pharmaceutical Co. Ltd.	309,303	9,723,681
TDK Corp.	80,300	2,868,820
Terumo Corp.	133,500	3,886,234
TIS, Inc.	46,000	1,326,426
Tobu Railway Co. Ltd.	38,700	908,023
Toho Co. Ltd.	22,570	833,588
Tokio Marine Holdings, Inc.	377,300	7,902,440
Tokyo Electric Power Co., Inc. (a)	314,100	1,176,238
Tokyo Electron Ltd.	30,700	10,730,397
Tokyo Gas Co. Ltd.	80,200	1,679,364
Tokyu Corp.	107,500	1,382,385
Toppan, Inc.	53,300	858,779
Toray Industries, Inc.	284,600	1,748,597
Toshiba Corp.	80,500	2,764,905
Tosoh Corp.	55,690	728,616
Toto Ltd.	29,100	1,130,911
Toyota Industries Corp.	30,170	1,836,528
Toyota Motor Corp.	2,182,050	32,044,979
Toyota Tsusho Corp.	43,740	1,852,046
Trend Micro, Inc.	27,400	1,356,684
Unicharm Corp.	83,400	3,181,348
USS Co. Ltd.	42,000	690,823
Welcia Holdings Co. Ltd.	20,200	451,484
West Japan Railway Co.	45,000	1,884,533
Yakult Honsha Co. Ltd.	26,400	1,884,641
Yamaha Corp.	28,700	1,115,974
Yamaha Motor Co. Ltd.	61,300	1,509,861
Yamato Holdings Co. Ltd.	58,100	1,016,573
Yaskawa Electric Corp.	49,300	1,927,094
Yokogawa Electric Corp.	46,300	813,009
Z Holdings Corp.	548,100	1,594,817
ZOZO, Inc.	26,700	692,150
TOTAL JAPAN		685,854,463
Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	107,989	3,329,471
Aroundtown SA	213,798	592,465
Eurofins Scientific SA	27,758	1,983,843
Tenaris SA	97,418	1,726,320
TOTAL LUXEMBOURG		7,632,099
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	567,500	392,275
HKT Trust/HKT Ltd. unit	771,000	1,010,146
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	24,252	1,560,050
TOTAL MULTI-NATIONAL		2,962,471
Netherlands - 5.9%
ABN AMRO Bank NV GDR (c)	83,195	1,375,675
Adyen BV (a)(c)	4,453	6,732,523
AEGON NV	369,322	2,037,103
AerCap Holdings NV (a)	27,951	1,766,783
Airbus Group NV	121,564	15,239,977
Akzo Nobel NV	37,406	2,786,186
Argenx SE (a)	11,372	4,331,441
ASM International NV (Netherlands)	9,673	3,241,032
ASML Holding NV (Netherlands)	83,629	55,332,920
CNH Industrial NV	211,838	3,719,340
Davide Campari Milano NV	107,097	1,144,279
Euronext NV (c)	17,623	1,423,502
EXOR NV	22,430	1,777,162
Ferrari NV (Italy)	25,948	6,457,124
Heineken Holding NV	20,849	1,714,682
Heineken NV (Bearer)	53,243	5,321,046
IMCD NV	11,715	1,847,351
ING Groep NV (Certificaten Van Aandelen)	774,342	11,212,675
JDE Peet's BV	20,522	614,431
Just Eat Takeaway.com NV (a)(c)	37,418	959,905
Koninklijke Ahold Delhaize NV	214,895	6,413,965
Koninklijke DSM NV	36,120	4,621,827
Koninklijke KPN NV	673,766	2,303,502
Koninklijke Philips Electronics NV	183,620	3,170,282
NN Group NV	57,745	2,499,799
OCI NV	21,522	730,942
Prosus NV	170,595	13,774,738
QIAGEN NV (Germany) (a)	47,093	2,285,953
Randstad NV	24,606	1,569,714
Stellantis NV (Italy)	451,985	7,064,014
STMicroelectronics NV (France)	140,492	6,615,534
Universal Music Group NV	150,013	3,834,689
Wolters Kluwer NV	53,924	5,871,141
TOTAL NETHERLANDS		189,791,237
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	253,908	1,397,393
Fisher & Paykel Healthcare Corp.	119,015	1,953,179
Mercury Nz Ltd.	147,881	574,511
Meridian Energy Ltd.	275,802	953,229
Spark New Zealand Ltd.	382,390	1,289,319
Xero Ltd. (a)	27,694	1,526,396
TOTAL NEW ZEALAND		7,694,027
Norway - 0.7%
Adevinta ASA Class B (a)	62,366	531,713
Aker BP ASA	64,994	1,974,251
DNB Bank ASA	192,148	3,593,084
Equinor ASA	195,479	5,957,548
Gjensidige Forsikring ASA	40,169	719,948
Kongsberg Gruppen ASA	17,929	711,297
Mowi ASA	85,231	1,571,568
Norsk Hydro ASA	278,176	2,255,409
Orkla ASA	154,251	1,151,594
Salmar ASA	13,983	647,766
Telenor ASA	142,941	1,496,394
Yara International ASA	34,070	1,508,670
TOTAL NORWAY		22,119,242
Portugal - 0.2%
Energias de Portugal SA	574,401	2,846,289
Galp Energia SGPS SA Class B	103,067	1,410,786
Jeronimo Martins SGPS SA	58,555	1,269,342
TOTAL PORTUGAL		5,526,417
Singapore - 1.3%
CapitaLand Ascendas REIT	687,389	1,512,689
CapitaLand Investment Ltd.	531,665	1,610,738
CapitaMall Trust	1,090,227	1,783,758
City Developments Ltd.	87,600	555,982
DBS Group Holdings Ltd.	374,605	10,255,288
Genting Singapore Ltd.	1,294,100	980,099
Jardine Cycle & Carriage Ltd.	21,100	467,779
Keppel Corp. Ltd.	298,700	1,724,592
Mapletree Logistics Trust (REIT)	719,512	930,180
Mapletree Pan Asia Commercial Trust	504,000	701,278
Oversea-Chinese Banking Corp. Ltd.	700,064	6,916,882
Singapore Airlines Ltd.	271,390	1,227,189
Singapore Exchange Ltd.	173,600	1,222,755
Singapore Technologies Engineering Ltd.	334,100	939,337
Singapore Telecommunications Ltd.	1,698,900	3,253,671
United Overseas Bank Ltd.	243,772	5,541,093
UOL Group Ltd.	99,391	530,308
Venture Corp. Ltd.	59,300	837,397
Wilmar International Ltd.	392,100	1,219,048
TOTAL SINGAPORE		42,210,063
Spain - 2.5%
Acciona SA	5,013	975,529
ACS Actividades de Construccion y Servicios SA	44,659	1,317,675
ACS Actividades de Construccion y Servicios SA rights (a)	44,659	22,659
Aena SME SA (a)(c)	15,406	2,314,735
Amadeus IT Holding SA Class A (a)	93,036	5,861,636
Banco Bilbao Vizcaya Argentaria SA	1,246,424	8,804,457
Banco Santander SA (Spain)	3,451,582	12,063,070
CaixaBank SA	917,429	4,070,596
Cellnex Telecom SA (c)	112,215	4,397,482
Corp. ACCIONA Energias Renovables SA	14,092	574,811
EDP Renovaveis SA	59,295	1,285,706
Enagas SA	50,441	902,890
Endesa SA	65,050	1,292,038
Ferrovial SA	101,036	2,970,108
Grifols SA (a)	60,820	801,711
Iberdrola SA	1,262,906	14,816,124
Industria de Diseno Textil SA	224,197	6,999,614
Naturgy Energy Group SA	29,695	839,356
Red Electrica Corporacion SA	82,652	1,459,247
Repsol SA	284,865	4,679,432
Telefonica SA	1,071,724	4,071,501
TOTAL SPAIN		80,520,377
Sweden - 3.0%
Alfa Laval AB	59,720	1,867,392
ASSA ABLOY AB (B Shares)	205,450	4,839,634
Atlas Copco AB:
(A Shares)	555,896	6,596,297
(B Shares)	315,618	3,312,033
Boliden AB	56,538	2,527,493
Electrolux AB (B Shares)	44,279	624,791
Embracer Group AB (a)(b)	139,089	645,596
Epiroc AB:
(A Shares)	139,130	2,707,021
(B Shares)	76,974	1,280,373
EQT AB	61,335	1,371,850
Ericsson (B Shares)	603,250	3,499,130
Essity AB (B Shares)	125,761	3,279,436
Evolution AB (c)	37,782	4,246,363
Fastighets AB Balder (a)	127,981	655,349
Getinge AB (B Shares)	46,804	1,049,975
H&M Hennes & Mauritz AB (B Shares)	150,171	1,849,550
Hexagon AB (B Shares)	402,019	4,608,547
Holmen AB (B Shares)	19,152	787,134
Husqvarna AB (B Shares)	84,293	713,834
Industrivarden AB:
(A Shares)	24,767	653,658
(C Shares)	32,988	865,897
Indutrade AB	55,848	1,233,638
Investment AB Latour (B Shares)	31,683	665,314
Investor AB:
(A Shares)	106,743	2,122,081
(B Shares)	369,579	7,151,193
Kinnevik AB (B Shares) (a)	49,132	754,298
L E Lundbergforetagen AB	15,049	694,053
Lifco AB	46,971	857,665
Nibe Industrier AB (B Shares)	313,193	3,364,752
Sagax AB	38,977	965,703
Sandvik AB	220,186	4,550,728
Securitas AB (B Shares)	100,631	917,434
Skandinaviska Enskilda Banken AB (A Shares)	334,307	4,032,744
Skanska AB (B Shares)	69,587	1,223,043
SKF AB (B Shares)	78,805	1,389,200
Svenska Cellulosa AB SCA (B Shares)	124,680	1,725,176
Svenska Handelsbanken AB (A Shares)	301,811	3,147,292
Swedbank AB (A Shares)	187,284	3,588,941
Swedish Orphan Biovitrum AB (a)	34,434	765,229
Tele2 AB (B Shares)	116,397	1,003,960
Telia Co. AB	546,576	1,411,611
Volvo AB:
(A Shares)	39,676	821,778
(B Shares)	311,093	6,173,180
Volvo Car AB (a)	127,523	632,396
TOTAL SWEDEN		97,172,762
Switzerland - 9.9%
ABB Ltd. (Reg.)	323,070	11,247,896
Adecco SA (Reg.)	32,611	1,206,126
Alcon, Inc. (Switzerland)	102,689	7,701,395
Bachem Holding AG (B Shares)	6,779	595,708
Baloise Holdings AG	9,468	1,552,318
Banque Cantonale Vaudoise	6,446	611,507
Barry Callebaut AG	732	1,524,767
BKW AG	4,296	616,597
Clariant AG (Reg.)	43,905	749,095
Coca-Cola HBC AG	41,243	997,353
Compagnie Financiere Richemont SA Series A	107,374	16,552,489
Credit Suisse Group AG	728,768	2,510,519
Ems-Chemie Holding AG	1,433	1,063,597
Geberit AG (Reg.)	7,395	4,180,942
Givaudan SA	1,897	6,125,103
Holcim AG	114,093	6,821,019
Julius Baer Group Ltd.	44,140	2,815,703
Kuehne & Nagel International AG	11,218	2,666,343
Lindt & Spruengli AG	22	2,472,747
Lindt & Spruengli AG (participation certificate)	215	2,357,837
Logitech International SA (Reg.)	35,608	2,073,860
Lonza Group AG	15,293	8,723,763
Nestle SA (Reg. S)	565,902	69,045,178
Novartis AG	445,197	40,249,852
Partners Group Holding AG	4,690	4,374,943
Roche Holding AG:
(Bearer) (b)	5,438	1,985,122
(participation certificate)	144,628	45,148,581
Schindler Holding AG:
(participation certificate)	8,362	1,775,155
(Reg.)	4,891	985,145
SGS SA (Reg.)	1,315	3,195,931
Sig Group AG	63,136	1,559,952
Sika AG	30,021	8,530,374
Sonova Holding AG	11,095	2,761,934
Straumann Holding AG	23,038	3,016,527
Swatch Group AG (Bearer)	5,842	2,115,205
Swatch Group AG (Bearer) (Reg.)	11,536	754,786
Swiss Life Holding AG	6,337	3,737,826
Swiss Prime Site AG	15,802	1,405,006
Swiss Re Ltd.	62,007	6,472,298
Swisscom AG	5,357	3,159,782
Temenos Group AG	13,000	922,709
UBS Group AG	688,889	14,628,074
VAT Group AG (c)	5,564	1,719,948
Zurich Insurance Group Ltd.	30,968	15,314,572
TOTAL SWITZERLAND		318,025,584
United Kingdom - 14.0%
3i Group PLC	201,480	3,930,824
Abrdn PLC	442,225	1,159,089
Admiral Group PLC	36,785	997,709
Anglo American PLC (United Kingdom)	261,301	11,270,019
Antofagasta PLC	81,530	1,741,410
Ashtead Group PLC	90,490	5,928,330
Associated British Foods PLC	73,451	1,680,683
AstraZeneca PLC (United Kingdom)	318,832	41,770,992
Auto Trader Group PLC (c)	191,518	1,485,890
Aviva PLC	580,789	3,262,929
BAE Systems PLC	643,947	6,816,857
Barclays PLC	3,303,121	7,593,189
Barratt Developments PLC	209,187	1,185,807
Berkeley Group Holdings PLC	22,312	1,140,180
BP PLC	3,870,784	23,380,521
British American Tobacco PLC (United Kingdom)	439,664	16,854,002
British Land Co. PLC	177,703	969,215
BT Group PLC	1,433,938	2,203,601
Bunzl PLC	69,918	2,560,093
Burberry Group PLC	81,026	2,468,127
Compass Group PLC	363,306	8,678,662
Croda International PLC	28,660	2,433,063
Diageo PLC	468,528	20,486,907
GSK PLC	836,752	14,697,581
Haleon PLC (a)	1,051,155	4,202,009
Halma PLC	78,221	2,071,419
Hargreaves Lansdown PLC	72,683	796,608
Hikma Pharmaceuticals PLC	33,810	712,148
HSBC Holdings PLC (United Kingdom)	4,108,422	30,272,288
Imperial Brands PLC	185,628	4,656,710
Informa PLC	299,291	2,469,220
InterContinental Hotel Group PLC	37,905	2,631,503
Intertek Group PLC	33,151	1,775,811
J Sainsbury PLC	361,004	1,168,737
JD Sports Fashion PLC	528,910	1,061,239
Johnson Matthey PLC	37,369	1,039,348
Kingfisher PLC	403,810	1,393,112
Land Securities Group PLC	145,868	1,273,940
Legal & General Group PLC	1,236,529	3,872,115
Lloyds Banking Group PLC	14,021,470	9,125,114
London Stock Exchange Group PLC	67,695	6,197,138
M&G PLC	516,665	1,286,043
Melrose Industries PLC	834,568	1,463,092
Mondi PLC	100,146	1,880,372
National Grid PLC	752,498	9,566,438
NatWest Group PLC	1,100,106	4,196,969
Next PLC	26,677	2,176,577
NMC Health PLC (a)	55,366	1,052
Ocado Group PLC (a)	119,204	949,366
Pearson PLC	136,792	1,560,002
Persimmon PLC	65,410	1,138,647
Phoenix Group Holdings PLC	154,505	1,220,605
Prudential PLC	565,419	9,394,477
Reckitt Benckiser Group PLC	147,256	10,493,601
RELX PLC (London Stock Exchange)	394,960	11,733,842
Rentokil Initial PLC	518,947	3,146,601
Rio Tinto PLC	231,310	18,111,865
Rolls-Royce Holdings PLC (a)	1,723,287	2,254,637
Sage Group PLC	209,046	2,001,987
Schroders PLC	148,879	877,164
Segro PLC	250,033	2,559,118
Severn Trent PLC	51,888	1,801,399
Shell PLC (London)	1,494,635	43,879,181
Smith & Nephew PLC	180,043	2,486,455
Smiths Group PLC	74,525	1,586,736
Spirax-Sarco Engineering PLC	15,193	2,159,649
SSE PLC	219,385	4,682,702
St. James's Place PLC	111,803	1,685,049
Standard Chartered PLC (United Kingdom)	514,018	4,304,139
Taylor Wimpey PLC	721,573	1,042,601
Tesco PLC	1,535,932	4,668,285
Unilever PLC	523,708	26,656,277
United Utilities Group PLC	140,623	1,834,224
Vodafone Group PLC	5,423,911	6,258,186
Whitbread PLC	41,360	1,550,626
TOTAL UNITED KINGDOM		450,022,103
United States of America - 0.1%
Coca-Cola European Partners PLC	42,483	2,388,394
TOTAL COMMON STOCKS (Cost $2,249,511,893)		3,164,427,693

Nonconvertible Preferred Stocks - 0.5%
	Shares	Value ($)
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	12,083	1,139,551
Dr. Ing. h.c. F. Porsche AG Series F (a)	23,544	2,789,949
Henkel AG & Co. KGaA	36,485	2,594,069
Porsche Automobil Holding SE (Germany)	31,609	1,890,113
Sartorius AG (non-vtg.)	5,030	2,243,670
Volkswagen AG	38,188	5,296,321

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $14,158,269)		15,953,673

Government Obligations - 0.1%
	Principal Amount (d)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (e) (Cost $1,569,989)	1,600,000	1,569,961

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (f)	8,942,206	8,943,994
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	9,660,140	9,661,106
TOTAL MONEY MARKET FUNDS (Cost $18,605,100)		18,605,100

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $2,283,845,251)	3,200,556,427
NET OTHER ASSETS (LIABILITIES) - 0.5%	17,167,167
NET ASSETS - 100.0%	3,217,723,594

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	352	Mar 2023	37,294,400	1,511,406	1,511,406

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,157,896 or 1.5% of net assets.

(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,561,130.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	13,901,145	68,666,625	73,623,776	93,092	-	-	8,943,994	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	11,418,997	13,660,426	15,418,317	36,700	-	-	9,661,106	0.0%
Total	25,320,142	82,327,051	89,042,093	129,792	-	-	18,605,100

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.